N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Apr. 23, 2026
Amendment Flag	false
C000068094 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R3* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 5/1/2010) (This subaccount was closed to new investors effective 2/1/2026)	1.31%	19.48%	6.71%	8.16%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (This subaccount was closed to new investors effective 2/1/2026)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Thornburg Focus Growth Fund - Class R3* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (This subaccount was closed to new investors effective 2/1/2026)	1.46%	19.61%	4.90%	7.03%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Focus Growth Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (This subaccount was closed to new investors effective 2/1/2026)	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R3* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 5/1/2010) (This subaccount was closed to new investors effective 2/1/2026)	1.31%	19.48%	6.71%	8.16%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (This subaccount was closed to new investors effective 2/1/2026)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Growth	Thornburg Focus Growth Fund - Class R3* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (This subaccount was closed to new investors effective 2/1/2026)	1.46%	19.61%	4.90%	7.03%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Focus Growth Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (This subaccount was closed to new investors effective 2/1/2026)	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000068094 [Member] | C000042670 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]
Thornburg American Opportunities Fund - Class R3* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 5/1/2010) (This subaccount was closed to new investors effective 2/1/2026)

Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Average Annual Total Returns, 5 Years [Percent]	6.71%
Average Annual Total Returns, 10 Years [Percent]	8.16%
C000068094 [Member] | C000042669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]
Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (This subaccount was closed to new investors effective 2/1/2026)

Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000068094 [Member] | C000042674 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]
Thornburg Focus Growth Fund - Class R3* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (This subaccount was closed to new investors effective 2/1/2026)

Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc.
Current Expenses [Percent]	1.46%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	4.90%
Average Annual Total Returns, 10 Years [Percent]	7.03%
C000068094 [Member] | C000042673 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]
Thornburg Focus Growth Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (This subaccount was closed to new investors effective 2/1/2026)

Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	19.70%
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	7.13%
C000078453 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 8/1/2013) (This subaccount was closed to new investors effective 2/1/2026)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information
Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 8/1/2013) (This subaccount was closed to new investors effective 2/1/2026)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information
Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000078453 [Member] | C000042669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]
Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 8/1/2013) (This subaccount was closed to new investors effective 2/1/2026)

Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000078454 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 8/1/2013) (This subaccount was closed to new investors effective 2/1/2026)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Focus Growth Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (Closed to Contracts issued on or about 8/1/2011) (This subaccount was closed to new investors effective 2/1/2026)	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Mid-Cap Blend	Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 8/1/2013) (This subaccount was closed to new investors effective 2/1/2026)	1.21%	19.61%	6.82%	8.27%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Thornburg Focus Growth Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (Closed to Contracts issued on or about 8/1/2011) (This subaccount was closed to new investors effective 2/1/2026)	1.36%	19.70%	5.00%	7.13%
	Adviser: Thornburg Investment Management Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000078454 [Member] | C000042669 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Blend
Portfolio Company Name [Text Block]
Thornburg American Opportunities Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Core Fund was renamed Thornburg American Opportunities Fund) (Closed to Contracts issued on or about 8/1/2013) (This subaccount was closed to new investors effective 2/1/2026)

Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc.
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	19.61%
Average Annual Total Returns, 5 Years [Percent]	6.82%
Average Annual Total Returns, 10 Years [Percent]	8.27%
C000078454 [Member] | C000042673 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]
Thornburg Focus Growth Fund - Class R4* (Effective 3/23/2026, Thornburg Small/Mid Cap Growth Fund was renamed Thornburg Focus Growth Fund) (Closed to Contracts issued on or about 8/1/2011) (This subaccount was closed to new investors effective 2/1/2026)

Portfolio Company Adviser [Text Block]	Adviser: Thornburg Investment Management Inc.
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	19.70%
Average Annual Total Returns, 5 Years [Percent]	5.00%
Average Annual Total Returns, 10 Years [Percent]	7.13%